Nature of Operations	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Nature of Operations

NOTE 1 – NATURE OF OPERATIONS
mCloud Technologies Corp. (“mCloud” or the “Company”), is a provider of proprietary technology solutions, AssetCare. Customers use AssetCare software-as-a-service (“SaaS”) and data solutions to ensure assets continuously operate at peak performance. AssetCare is an asset management platform combining IoT, AI and the cloud to drive next-level performance and efficiency. mCloud offers foundational enterprise technology solutions enabling capabilities such as secure communications, connected work, and remote monitoring.
The Company is domiciled in Vancouver, Canada with its head office in Calgary, Alberta and its registered offices located at 550-510 Burrard Street, Vancouver, British Columbia, V6C 3A8.
The Company met the listing requirements of the Nasdaq Stock Market LLC (“NASDAQ”) and received approval to be listed on November 23, 2021. On November 24, 2021, the Company’s shares began trading on the NASDAQ under the stock symbol MCLD in U.S. dollars (Note 31). The Company’s shares also trade on the TSX.V trading in Canadian dollars under the symbol MCLD and on the OTCQB Venture Market under the symbol MCLDF.